Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Goodwill [Abstract]
Summary of Goodwill
Balance, December 31, 2015	$208,479
Exchange adjustment	(1,080)
Balance, December 31, 2016	207,399
Exchange adjustment	(2,232)
Balance, December 31, 2017	$205,167